INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross tax liabilities at beginning of year	$ 1,996	$ 1,875
Additions based on tax positions related to the current year	33	187
Additions for tax positions of prior years
Reductions for positions of prior years due to lapse of statute of limitation	(150)	(66)
Gross tax liabilities at end of year	1,879	1,996
Accrued interest	$ 113	$ 184